Warrants (Details) (USD $)	0 Months Ended	9 Months Ended		12 Months Ended		9 Months Ended					3 Months Ended		9 Months Ended
	Sep. 07, 2012	Sep. 30, 2012		Dec. 31, 2011		Sep. 30, 2012 Equity classified warrants [Member]	Sep. 30, 2012 Equity classified warrants [Member] Warrants issued to vendors, expired from September 2015 through December 2016 [Member]	Sep. 30, 2012 Equity classified warrants [Member] Warrants issued pursuant to March 2011 refinancing of Working Capital Note, expired in March 2016 [Member]	Sep. 30, 2012 Equity classified warrants [Member] Warrants issued to lenders, expired from August 2013 through December 2016 [Member]	Sep. 30, 2012 Equity classified warrants [Member] Warrants issued to lenders, expired from October 2015 through September 2019 [Member]	Sep. 30, 2012 Liability classified warrants [Member]	Sep. 30, 2011 Liability classified warrants [Member]	Sep. 30, 2012 Liability classified warrants [Member]	Sep. 30, 2011 Liability classified warrants [Member]	Sep. 30, 2012 Liability classified warrants [Member] Warrants issued pursuant to March 2011 equity financing, expired in March 2016 [Member]
Outstanding warrants to purchase common stock [Abstract]
Number of shares (in shares)				1,046,102		18,514	389	7,068	6,449	4,608	1,064,616		1,064,616		1,046,102
Exercise price (in dollars per share)		$ 0.75					$ 23.20	$ 28.80	$ 234.40	$ 263.90					$ 28.80
Expiration							September 2015 through December 2016	March 2016	August 2013 through December 2016	October 2015 through September 2019					March 2016
Warrants issued to purchase shares of common stock (in shares)		51,100,000
Exercise price (in dollars per share)		$ 0.75					$ 23.20	$ 28.80	$ 234.40	$ 263.90					$ 28.80
Fair value of warrants grants (in dollars per share)						$ 14.90
Closing price per share of common stock (in dollars per share)			[1],[2]	$ 4.70		$ 27.40
Volatility rate (in hundredths)	115.00%	115.00%	[3]	93.80%	[3]	64.96%
Expected term			[1]		[1]	5 years
Risk free interest rate (in hundredths)	0.20%	0.20%		0.70%		2.00%
Dividend yield (in hundredths)		0.00%		0.00%		0.00%
Warrants expiration period														Mar. 04, 2016
Adjusted exercise price per share for warrants (in dollars per share)													$ 1.59
Adjusted number of shares of common stock issuable upon exercise of warrants (in shares)													18,948,258
Lowered exercise price per share of common stock (in dollars per share)													$ 27.00
Adjusted aggregate number of shares of common stock issuable upon exercise of warrants (in shares)													1,115,845
Non-operating income (expense)											$ (300,000)	$ 4,200,000	$ (400,000)	$ 14,100,000
Number of days to determine volatility		30 days
Number of days used to determine volatility by taking arithmetic average, condition one		10 days
Number of days used to determine volatility by taking arithmetic average, condition two		30 days
Number of days used to determine volatility by taking arithmetic average, condition three		50 days
Cash settlement per warrant share value on exercise of options		$ 0.64
Period to present warrants by the holder		90 days
Cash settlement value payable on exercise of options		700,000
Calculated cash settlement value of warrants		1,100,000
Expected term based on a scenario one		9 months
Expected term based on a scenario two		2 years 3 months 18 days
Fair value [Abstract]
Calculated aggregate value		2,144	[4]	2,511	[4]
Exercise price per share of warrant (in dollars per share)		$ 1.67	[5]	$ 28.80
Closing price per share of common stock (in dollars per share)			[1],[2]	$ 4.70		$ 27.40
Volatility (in hundredths)	115.00%	115.00%	[3]	93.80%	[3]	64.96%
Probability of Fundamental Transaction or Delisting (in hundredths)	100.00%	100.00%		28.90%
Risk free interest rate (in hundredths)	0.20%	0.20%		0.70%		2.00%
Dividend yield (in hundredths)		0.00%		0.00%		0.00%
Net cash settlement value [Abstract]
Calculated aggregate value		$ 1,060
Exercise price per share of warrant (in dollars per share)		$ 28.80
Closing price per share of common stock (in dollars per share)		$ 1.35
Volatility (in hundredths)		195.90%
Probability of Fundamental Transaction or Delisting (in hundredths)			[1]
Expected term (years)		3 years 4 months 24 days
Risk free interest rate (in hundredths)		0.30%
Dividend yield (in hundredths)		0.00%

[1]	Not applicable.
[2]	In performing the valuation as of September 30, 2012, the Company believed the common stock price had not fully adjusted for the potential future dilution from the private placement completed October 2, 2012. Therefore, the Company used an implied enterprise value considering potential future values for the Company contingent on the outcome of its research programs in conjunction with a Monte Carlo analysis to estimate the range of possible outcomes within each scenario and to allocate value to the securities in accordance with the terms of the agreements. The valuation resulted in a model-derived common stock value of $0.05 per share primarily due to the preference rights of the debt holders and the anti-dilution and net cash settlement features of warrants issued in 2011 and 2012. Changes in these assumptions can materially affect the fair value estimate.
[3]	Represents the volatility assumption used to calculate the net cash settlement value as of September 30, 2012.
[4]	Represents the net cash settlement value of the warrant as of September 30, 2012, which value was calculated utilizing the Black-Scholes model specified in the warrant.
[5]	Although the exercise price per share of the warrant remained $28.80 as of September 30, 2012, the Company calculated the fair value of the warrants as of September 30, 2012 using an estimated exercise price per share of $1.67, which the Company believed was a reasonable approximation of the exercise price after calculation of the anti-dilution adjustment necessitated by the private placement completed October 2, 2012.